Derivative Instruments and Hedging Activities - Additional Information (Detail) € in Millions, SFr in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CHF (SFr)	Jun. 30, 2021 USD ($)
Derivative Instruments Gain Loss [Line Items]
Fair value hedges of fixed rate obligations							$ 1,000,000,000
Forward starting interest rate swap cash flow hedge to be amortized	$ 23,900,000
Percentage of debt designated as net investment hedges	100.00%
Expected months of hedging of inter company sales of inventory to minimize the effects of foreign exchange rate movements	30 months
Loss on early extinguishment of debt			$ (165,100,000)
Fair value of outstanding derivative instruments, net unrealized gain deferred in accumulated other comprehensive income	$ 71,600,000
Gains (losses) on derivatives	(21,600,000)	$ 5,300,000	(3,700,000)
Cost of Products Sold [Member]
Derivative Instruments Gain Loss [Line Items]
Fair value of outstanding derivative instruments, gain, expected to be reclassified to earnings	68,200,000
Fair value of outstanding derivative instruments, gain (loss), net of taxes expected to be reclassified to earnings	56,400,000
Interest Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Fair value of outstanding derivative instruments, gain (loss), net of taxes expected to be reclassified to earnings	(500,000)
Fair value of outstanding derivative instruments, loss, expected to be reclassified to earnings	(700,000)
Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Fair value of outstanding derivative instruments, unrealized gain net of taxes deferred in accumulated other comprehensive income	63,300,000
Cross-currency Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total				€ 700	¥ 54.1	SFr 125
Cross-Currency Interest Rate Swaps Matured [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total				€ 100		SFr 50
Net investment hedge gain at maturity	6,000,000
Net investment hedge loss at maturity	3,000,000
U.S. Dollars [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	1,531,100,000
Swiss Francs [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	$ 449,400,000
4.450% [Member] | Senior Notes [Member] | Due in 2045 [Member]
Derivative Instruments Gain Loss [Line Items]
Hedged senior notes maturity period	30 years
Interest rate	4.45%	4.45%		4.45%	4.45%	4.45%
Derivatives Designated as Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total							$ 1,000,000,000
Derivatives Not Designated as Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Loss on early extinguishment of debt			$ 12,000,000
Derivatives Not Designated as Hedges [Member] | Foreign Exchange Contract [Member] | Minimum [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	$ 1,250,000,000
Derivatives Not Designated as Hedges [Member] | Foreign Exchange Contract [Member] | Maximum [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	$ 1,750,000,000